SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition (Details) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 30, 2023 USD ($)	Sep. 30, 2023 USD ($)	Jul. 01, 2023 USD ($)	Apr. 01, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 24, 2022 USD ($)	Jun. 25, 2022 USD ($)	Mar. 26, 2022 USD ($)	Dec. 30, 2023 USD ($) segment	Dec. 31, 2022 USD ($)	Dec. 25, 2021 USD ($)
Revenue Recognition.
Number of primary segments the Company operates | segment									3
Net sales	$ 1,524,353	$ 1,827,637	$ 2,043,918	$ 1,822,476	$ 1,913,697	$ 2,322,855	$ 2,900,874	$ 2,489,313	$ 7,218,384	$ 9,626,739	$ 8,636,134
Change % in net sales									(25.00%)	11.50%
Point in Time Revenue
Revenue Recognition.
Net sales									$ 7,069,690	$ 9,442,794	8,512,012
Change % in net sales									(25.10%)	10.90%
Over Time Revenue
Revenue Recognition.
Net sales									$ 148,694	$ 183,945	$ 124,122
Change % in net sales									(19.20%)	48.20%
Minimum
Revenue Recognition.
Number of months to complete contract projects	6 months								6 months
Maximum
Revenue Recognition.
Number of months to complete contract projects	18 months								18 months